Investment Strategy - MIG Core ETF	Feb. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in equity securities (e.g. common and preferred stock) and/or unaffiliated ETFs. The Fund will generally invest in equity securities of U.S. large capitalization companies or other investments with similar economic characteristics.

MIG Capital, LLC (the “Sub-Adviser”) will seek to use in-depth fundamental business analysis of underlying individual companies. The Fund may invest in ETFs in order to have diversified exposure across a broad range of sectors. Through its stock selection process, the Fund may focus on certain sectors, although the Fund does not have a policy to concentrate in any sector of the market.

The Sub-Adviser believes that underlying company valuation is a critical investment metric, and that long-term investment success requires capital preservation in periods of market stress. The Sub-Adviser’s research will generally seek to establish a pre-determined price target within a two-to-three year investment timeframe. The Sub-Adviser’s sell discipline will generally scale down a position as it achieves those price targets, or if the Sub-Adviser’s research indicates a change in the underlying investment thesis. The Sub-Adviser may also sell securities to permit investment in an issuer considered by the Sub-Adviser to be a more attractive alternative.

As of the date of this Prospectus, the Fund expects to have significant investments in the information technology and communication services sectors, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

The Fund is a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer or fewer issuers than a diversified fund.